SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) subsidiary	Dec. 31, 2018 USD ($)
Income Taxes
Income tax rate (percent)	0.00%
Norwegian Tax Administration
Income Taxes
Income tax rate (percent)	22.00%	23.00%
Number of subsidiaries subject to foreign income tax | subsidiary	2
Deferred tax asset	$ 5.7	$ 3.5
Deferred tax asset valuation allowance	$ 5.7	$ 3.5